Fair Value, Assets Measured at Fair Value on a Recurring Basis (Details) (Fair Value, Measurements, Recurring [Member], Level 3 [Member], Corporate Bonds Available for Sale [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate Bonds Available for Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ 451	$ 443
Total realized gain (losses) included in income	0	0
Total unrealized gain (losses) included in other comprehensive income	54	8
Net purchases, sales, calls and maturities	(250)	0
Net transfers in/out of Level 3	0	0
Balance, end of period	$ 255	$ 451